Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	Successor	Predecessor
	March 31, 2022	March 31, 2021
Stock-based compensation	225
Equity-based compensation – other	387	—
Total equity-based compensation expense	$612	$—